Income Taxes - Group's deferred tax assets (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
Income Taxes
Tax loss carry forward	¥ 51,373	$ 7,110	¥ 17,094
Net operating losses acquired through Acquisition	50,821	7,033	16,259
Others	588	82	324
Less, valuation allowance	(101,406)	(14,034)	(32,301)	¥ (12,271)
Balance as of June 30, 2023	1,376	191	1,376
Net deferred tax assets as of June 30, 2023	¥ 725	$ 100	¥ 725